Average Annual Total Returns - BOYAR VALUE FUND INC		12 Months Ended	60 Months Ended	120 Months Ended	332 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%	8.74%
S&P Composite 1500 Value Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.72%	12.76%	11.63%
BOYAR VALUE FUND INC Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]	6.75%	5.16%	6.25%	6.36%
Performance Inception Date		May 05, 1998
BOYAR VALUE FUND INC Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.64%	4.51%	5.57%	5.75%
BOYAR VALUE FUND INC Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.78%	3.98%	4.91%	5.22%

[1]	The performance of the Fund reflects a 5.00% sales charge, which is applicable only to Class A shares of the Fund.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”), or to Fund shares held by non-taxable entities. After-tax returns are shown only for one class of the Fund, and after-tax returns for other classes may vary.